SUMMARY SECTION - FCI EQUITY FUND
Investment Objective
The investment objective of the FCI Equity Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (FCI Equity Fund)	FCI EQUITY FUND [Member] 1/30/2010 - 1/28/2011 USD ( $)
Shareholder Fees
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	(1.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (FCI Equity Fund)	FCI EQUITY FUND [Member] 1/30/2010 - 1/28/2011 USD ( $)
Annual Fund Operating Expenses
Management Fee	0.60%
Distribution (12b-1) Fees	none
Other Expenses	1.24%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.86%
Fee Waiver/Expense Reimbursement	(0.84%)	[1]
Total Annual Fund Operating Expenses (after waiver)	1.02%
[1]	Effective February 1, 2011, the Fund' s Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses , excluding: brokerage fees and commissions; borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold short); taxes; any 12b-1 fees; any indirect expenses such as expenses incurred by other investment companies in which the Fund invest; and extraordinary litigation expenses do not exceed 1.00% of the Fund' s average daily net assets through January 31, 2012 . This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower , based on these assumptions, your costs would be:

Expense Example (FCI Equity Fund)	FCI EQUITY FUND [Member] 1/30/2010 - 1/28/2011 USD ( $)
Expense Example:
1 year	104
3 years	503
5 years	928
10 years	2,111

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 206.29 % of the average value of its portfolio.
Principal Investment Strategies

Using a proprietary security selection process employed by Financial Counselors, Inc., the Fund’s investment advisor (the “Advisor”), the Fund invests primarily in a diversified portfolio of equity securities that the Advisor believes have the potential for capital appreciation. The Fund invests in companies that the Advisor determines to be the most attractive within their respective industries and whose earnings are expected to grow at an above-average rate relative to the market.

The Advisor uses a mix of “bottom-up” and “top-down” management styles when selecting investments for the Fund’s portfolio. Relying on a team of portfolio managers and equity analysts, the Advisor uses both styles synergistically to identify investment opportunities for the Fund.

Using a bottom-up approach, the Advisor employs a proprietary, research-driven analytical process for selecting investments for the Fund. The Advisor begins with a global universe of over 14,000 equity securities and currently reduces it to 1,400 securities of large- and mid-cap U.S. or foreign companies with market capitalizations generally in excess of  $2 billion. Although the Fund intends to invest in stocks of mid- and large capitalization companies, attractive stocks of smaller companies with market capitalizations below  $2 billion also may be included in the Fund’s portfolio. These securities are further screened by the Advisor for positive financial characteristics and liquidity. Based on the Advisor’s screening process, the Advisor identifies securities that it believes have positive fundamental momentum and return opportunity. The Advisor then researches individual companies using quantitative fundamental investment analytics to evaluate a company’s growth potential. These securities are further screened by the Advisor for certain quantitative factors, including:

o Positive operating earnings;

o Above average earnings growth relative to the company’s economic sector;

o Above average sales growth relative to the company’s economic sector;

o Above average return on equity relative to the company’s economic sector;

o Price to earnings ratio (“P/E”) relative to growth rate; and

o Current P/E relative to historic P/E range.

In evaluating individual companies, the Advisor also looks for certain qualitative factors that it believes indicate strong growth potential, such as industry growth, industry leadership, competitive position, innovative and adaptive management, entrepreneurial culture, strategic partnerships, globalization strategy, niche market and new products.

Using a top-down approach, the Advisor evaluates the current economic environment, monetary and fiscal policies, secular, economic, social and demographic trends and several technical factors to identify certain market segments, sectors or industries that the Advisor believes have the potential to outperform the market as a whole. Based on this analysis, the Advisor establishes a recommended weighting for each of the Standard and Poor’s economic sectors of the market. The Advisor may adjust sector weightings in response to changing market conditions and economic factors, and may over-weight or under-weight particular sectors at any given time.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may meet this objective by directly investing in equity securities, or by investing in other investment companies, including exchange-traded funds (“ETFs”), that invest primarily in equity securities. Equity securities in which the Fund may invest primarily include common stocks, securities convertible into common stocks and securities having common stock characteristics, derivative instruments, limited to those with a value based on equity securities (such as rights, warrants or options to purchase common stocks, preferred stocks, depositary receipts and equity-related swaps), as well as shares of other investment companies and ETFs that invest primarily in equity securities. The Fund may invest up to 25% of its assets in foreign companies operating in developed or undeveloped countries by investing in ETFs that invest primarily in equity securities of foreign companies, or by investing in American Depositary Receipts (“ADRs”) traded on U.S. stock exchanges.

The Fund may invest in certain derivative investments, such as options and futures contracts, but generally intends to do so for hedging purposes only. The Fund may write covered call options, in which the Fund holds a long position in a security combined with a short position in a call option on the same underlying security.

If the Advisor believes that investment opportunities that meet the Fund’s investment criteria are not currently available, the Fund may invest up to 100% of its assets in money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. To the extent the Fund makes these investments, the Fund might not achieve its investment objective.

Although achieving current income is not an investment objective of the Fund, the Fund’s equity investments may generate some dividend income, as many of the larger companies in which the Fund invests pay dividends. Such dividends may generate taxable income for investors.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

· Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

· Management Risk. The Advisor’s growth-oriented approach may fail to produce the intended results. If the Advisor’s perception of a company’s growth potential is not realized in the expected time frame, the Fund’s overall performance may suffer.

· Industry or Sector Risk. Although the Advisor does not expect to concentrate the Fund’s investments in any particular industry or sector, the Fund may allocate more of the Fund’s investments to particular segments of the market. For example, the Fund, from time to time, may have over-weighted positions in particular sectors such as technology or telecommunications. A particular industry or market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular industry or sector, the Fund is subject to an increased risk that its investments in that particular industry or sector may decline because of changing expectations for the performance of that industry or sector.

· Small/Mid Cap Risk. Stocks of mid- and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid- and/or small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

· Company Specific Risk. Common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time. The value of individual stocks may decrease in response to company financial prospects or changing expectations for the performance of the company. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even extended periods.

· Foreign Risk. Investing in foreign companies (whether directly or through ADRs or ETFs) may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets, which may exhibit greater price volatility and have less liquidity.

· Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

· ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

· Derivatives Risk. When writing put and call options, the Fund is exposed to declines in the value of the underlying asset against which the option was written. To the extent required, the Fund will cover the financial exposure created by writing put and call options either by purchasing or selling offsetting options or futures or designating liquid assets to cover such financial exposure. When purchasing options, the Fund is exposed to the potential loss of the option purchase price. Derivatives may be illiquid and the market for derivatives is largely unregulated. The use of derivatives may not always be a successful strategy and using them could lower the Fund’s return.

· Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
FCI Equity Fund Total Return as of December 31st

Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 12.50% Worst Quarter:4th Quarter, 2008, -20.95%
Average Annual Total Returns (FCI Equity Fund)	FCI EQUITY FUND [Member] 1/30/2010 - 1/28/2011 USD ( $)	FCI EQUITY FUND [Member] Return Before Taxes [Member] 1/30/2010 - 1/28/2011	FCI EQUITY FUND [Member] Return After Taxes on Distribution [Member] 1/30/2010 - 1/28/2011	FCI EQUITY FUND [Member] Return After Taxes on Distributions and Sale of Fund Shares [Member] 1/30/2010 - 1/28/2011	S&P 500 Index [Member] Inception period since 10/05/2005 [Member] 1/30/2010 - 1/28/2011
Average Annual Total Returns
Caption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010 )
Column		FCI Equity Fund	FCI Equity Fund	FCI Equity Fund	FCI Equity Fund
Label		Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]					(reflects no deductions for fees, expenses and taxes)
1 Year		12.33%	12.12%	8.01%	15.09%
5 Years		1.69%	1.17%	1.22%	2.29%
Since Inception		2.17%	1.67%	1.64%	3.12%
Inception Date		Oct 5, 2005	Oct 5, 2005	Oct 5, 2005	Oct 5, 2005

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented below assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 627-8504.

SUMMARY SECTION – FCI BOND FUND
Investment Objective
The investment objective of the FCI Bond Fund (the “Fund”) is total return, comprised of both income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (FCI Bond Fund)	FCI BOND FUND [Member] 1/30/2010 - 1/28/2011 USD ( $)
Shareholder Fees
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	(1.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (FCI Bond Fund)	FCI BOND FUND [Member] 1/30/2010 - 1/28/2011 USD ( $)
Annual Fund Operating Expenses
Management Fee	0.40%
Distribution (12b-1) Fees	none
Other Expenses	0.56%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver/Expense Reimbursement	(0.16%)	[1]
Total Annual Fund Operating Expenses (after waiver)	0.82%
[1]	Effective February 1, 2011, the Fund's Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses , excluding: brokerage fees and commissions; borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold short); taxes; any 12b-1 fees; any indirect expenses such as expenses incurred by other investment companies in which the Fund invest; and extraordinary litigation expenses do not exceed 0.80% of the Fund's average daily net assets through January 31, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be different, based on these assumptions, your costs would be:

Expense Example (FCI Bond Fund)	FCI BOND FUND [Member] 1/30/2010 - 1/28/2011 USD ( $)
Expense Example:
1 year	84
3 years	296
5 years	526
10 years	1,187

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.02 % of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of intermediate-term (typically with maturities between one and 10 years), investment grade fixed income securities. The Fund may, on occasion, purchase long-term bonds. The Fund may also purchase various mortgage-backed and other asset-backed securities. The Fund’s Advisor seeks to add value for Fund investors and to maximize the risk-adjusted returns versus the unmanaged Barclays Capital U.S. Intermediate Government/Credit Bond Index®, by managing the duration of the Fund’s portfolio, and through sector allocation and issue selection.

The Advisor uses a proprietary process that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the Fund’s portfolio in an effort to mitigate risk and maximize total return. The concept of duration is a measure of a security’s price sensitivity to changes in interest rates. Changes in interest rates could result in fluctuation of prices in fixed income securities. For example, if the Advisor’s interest rate forecast is positive, the Fund’s portfolio may be positioned longer in duration than its benchmark index. If the outlook is negative, the Advisor may position the Fund’s portfolio shorter than the benchmark index. In addition to duration management, the Advisor invests in securities of varying maturities depending on market conditions. In general, the Fund maintains an effective weighted average duration and/or maturity of two to five years.

The Advisor evaluates each sector and manages the Fund’s portfolio such that the Fund’s investments may be over- or under-weighted in a particular sector relative to its benchmark index. Sector allocation decisions use many of the same inputs as those analyzed when formulating an interest rate forecast. Generally, the anticipation of narrowing credit spreads suggests a higher allocation to non-Treasury sectors, while widening credit spreads normally dictate a lower allocation.

The Advisor uses a proprietary process that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the Fund’s portfolio in an effort to mitigate risk and maximize total return. In addition to duration management, the Advisor invests in securities of varying maturities depending on market conditions. In general, the Fund maintains an effective weighted average duration and/or maturity of two to five years.

The Fund will only invest in fixed income securities that, at the time of purchase, are rated investment grade (BBB- or higher, or for Moody’s, Baa or higher) by at least one nationally recognized statistical rating organization such as Moody’s Investor Service, Inc., Standard and Poor’s Rating Group or Fitch Ratings.

Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities, including foreign fixed income securities from developed countries. The Fund may meet this objective by directly investing in fixed income securities, or by investing in other investment companies (including ETFs) that invest primarily in fixed income securities. Fixed income securities in which the Fund typically invests include securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage and other asset-backed securities; and money market instruments. All fixed income securities will be denominated in U.S. dollars.

The Fund may utilize derivative securities and/or contracts to gain or reduce exposure to certain sectors, industries, and specific credits. These derivatives may be used for hedging and non-hedging purposes and may be structured as swaps, options or notes. These derivatives may involve risks similar to those generally associated with swaps and other derivatives, but also involve investment risks similar to those associated with the direct investments in a component of the underlying financial instrument or index to the extent that the returns payable to the Fund from a derivative will be linked to the investment returns of such component.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund . Below are some of the specific risks of investing in the Fund.

· Management Risk. The strategy used by the Advisor may fail to produce the intended results.

· Fixed Income Securities Risks.

Ø Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund’s net asset value, can be expected to vary inversely with changes in interest rates. Debt securities with longer maturities are subject to potentially greater price fluctuation than obligations with shorter maturities. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in the Fund’s net asset value.

Ø Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Ø Credit Risk. The issuer of the fixed income security may not be able to make interest and principal payments when due, and the issuer may not be able to make dividend payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Ø Prepayment and Extension Risk. As interest rates decline, the issuers of fixed income securities may prepay principal earlier than scheduled, forcing the Fund (or an underlying fund) to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks when the Fund invests in mortgage-backed securities.

Ø Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of any U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

· Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities include pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Mortgage-backed securities ("MBS") may also posses credit risk. Because the assets providing cash flows to a mortgage-backed security are comprised of home mortgage loans, the holders of MBS are subject to default and delinquency risks. If mortgage borrowers are delinquent or default on their payments, the holders of MBS may not realize full repayment of their investment or may experience delays in the repayment of their investment. The credit risk of mortgage-backed securities depends, in part, on the likelihood of the borrower paying the promised cash flows of principal and interest on time. The credit risk of a specific MBS may be influenced by a variety of factors including: (i) the mortgage borrower's lessened ability to repay in light of changed circumstances such as a job loss; (ii) the borrower's ability to make higher mortgage payments which may result from floating-rate interest resets; (iii) declines in the value of the property which serves as collateral for the mortgage loan; (iv) seniority or priority of the specific MBS relative to other claims on the cash flow from the pool of mortgage loans.

· Prepayment Risk. Certain types of asset-backed securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

· Foreign Risk. Investing in foreign companies (whether directly or through ADRs or ETFs) may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets, which may exhibit greater price volatility and have less liquidity.

· Derivatives Risk. The Fund is subject to credit risk on the amount it expects to receive from counterparties in privately negotiated derivatives contracts. For example, if a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Additionally, if a derivative instrument is used for hedging purposes, there is a risk that the correlation between the derivative and the investment being hedged will not be assessed correctly which could lead to the Fund being exposed to more risk. Derivatives may be illiquid and the market for derivatives is largely unregulated. The use of derivatives may not always be a successful strategy and using them could lower the Fund’s return.

· Investment Company Securities Risk. When the Fund invests in other investment companies (including ETFs, mutual funds or money market funds) your cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in fixed income securities. You will indirectly bear any fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. Therefore, the Fund could incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests. At times, underlying funds in which the Fund invests may limit the Fund’s ability to redeem out of the investment and, as a result, such investments may be deemed illiquid.

· ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following additional risks: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is no guarantee of how it will perform in the future.
FCI Bond Fund Total Return as of December 31st

Highest/Lowest quarterly results during this time period were: Best Quarter: 4th Quarter, 2008, 5.38% Worst Quarter: 3rd Quarter, 2008, -3.26%
Average Annual Total Returns (FCI Bond Fund)	FCI BOND FUND [Member] 1/30/2010 - 1/28/2011 USD ( $)	FCI BOND FUND [Member] Return Before Taxes [Member] 1/30/2010 - 1/28/2011	FCI BOND FUND [Member] Return After Taxes on Distribution [Member] 1/30/2010 - 1/28/2011	FCI BOND FUND [Member] Return After Taxes on Distributions and Sale of Fund Shares [Member] 1/30/2010 - 1/28/2011	Barclays Capital U.S. Intermediate Government/Credit Bond Index [Member] 1/30/2010 - 1/28/2011
Average Annual Total Returns
Caption	AVERAGE ANNUAL TOTAL RETURNS(for the periods ended December 31, 2010 )
Column		FCI Bond Fund	FCI Bond Fund	FCI Bond Fund	FCI Bond Fund
Label		Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	Barclays Capital U.S. Intermediate Government/Credit Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]					(reflects no deductions for fees, expenses and taxes
1 Year		6.08%	4.19%	4.19%	5.89%
5 Years		5.43%	3.89%	3.76%	5.53%
Since Inception		5.30%	3.79%	3.67%	5.66%
Inception Date		Oct 4, 2005	Oct 4, 2005	Oct 4, 2005	Oct 4, 2005

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented below assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 627-8504.

SUMMARY SECTION
Investment Objective
The investment objective of the Appleseed Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Appleseed Fund)	Appleseed Fund [Member] Investor Class [Member] 1/30/2010 - 1/28/2011 USD ( $)	Appleseed Fund [Member] Institutional Class [Member] 1/30/2010 - 1/28/2011 USD ( $)
Shareholder Fees
Shareholder Fees Column [Text]	Investor Class	Institutional Class
Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	(2.00%)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Appleseed Fund)	Appleseed Fund [Member] Investor Class [Member] 1/30/2010 - 1/28/2011 USD ( $)		Appleseed Fund [Member] Institutional Class [Member] 1/30/2010 - 1/28/2011 USD ( $)
Annual Fund Operating Expenses
Management Fee	1.00%		1.00%
Distribution (12b-1) Fees	none		none
Other Expenses	0.57%	[1]	0.32%	[3]
Acquired Fund Fees and Expenses	0.07%		0.07%
Total Annual Fund Operating Expenses	1.64%		1.39%
Fee Waiver/Expense Reimbursement	(0.33%)	[2]	(0.33%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.31%		1.06%
[1]	"Other Expenses" has been restated to include fees paid pursuant to an Administrative Services Plan adopted by the Fund with respect to the Investor Class.
[2]	Effective January 28, 2011, the Fund's Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for each class (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Investor Class only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as expenses incurred by other investment companies in which the Fund may invest; any 12b-1 fees, and extraordinary expenses) do not exceed 0.99% of each Class' average daily net assets through February 29, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.
[3]	Estimated for the first year of operations.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Adviser's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be different, based on these assumptions, your costs would be:
Expense Example (Appleseed Fund)	Appleseed Fund [Member] Investor Class [Member] 1/30/2010 - 1/28/2011 USD ( $)	Appleseed Fund [Member] Institutional Class [Member] 1/30/2010 - 1/28/2011 USD ( $)
Expense Example:
Expense Example, By Year, Column [Text]	Investor Class	Institutional Class
1 year	133	108
3 years	485	408
5 years	861	729
10 years	1,916	1,640

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61.48% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Fund's Adviser. When selecting common stocks for investment by the Fund, the Adviser focuses on company valuation, looking for significant discrepancies between its own appraisal of the intrinsic value of a prospective investment and the market price of the investment. When determining a company's intrinsic value, the Adviser looks closely at the fundamentals of the underlying business. In an effort to limit downside risk and maximize upside potential, the Adviser typically seeks companies that it believes have strong competitive positions, solid financials, and capable, shareholder-friendly management teams.

The Fund seeks to invest in companies that balance generating profits with an awareness of their impact on the environment and society in general. The Adviser believes that socially responsible companies present less business risk for investors and create opportunities to contribute to a more sustainable society. The Fund will not invest in companies that derive substantial revenues from the tobacco, alcohol, pornography, gambling or weapons industries as determined by the Adviser. The Fund will also consider a company’s performance with respect to environmental responsibility, labor standards, and human rights. The Fund expects to make significant investments in the best ideas, which means that the Fund may invest in a limited number of portfolio companies.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights, warrants and convertible securities), other investment companies that invest primarily in equity securities, commodities, and commodity-related investments, including open and closed end funds, exchange-traded funds ("ETFs,"), business trusts (including equity real estate investment trusts ("REITs"), and income trusts) and publicly traded partnerships that invest in real estate or underlying businesses. The Fund may purchase foreign stocks directly or through American Depository Receipts ("ADRs"). The Fund may invest in common stocks of all sizes. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer compared with diversified funds.

The Fund may invest in commodities-related investments for any purpose consistent with its investment objective, or as an attempt to offset the effects of inflation.

The Fund may also invest a portion of its assets in corporate bonds, preferred stock, U.S. Government and agency securities, money market mutual funds, certificates of deposit, and other cash equivalents. The Fund may also engage in options and futures transactions, which are sometimes referred to as derivative transactions. The derivative securities that the Fund may purchase or sell (write) include put or call options. The Fund also may purchase or sell (write) index futures contracts or options on index futures contracts on a temporary basis in lieu of investing in equity securities.

The Fund’s social and environmental screening criteria generally apply to investments in stocks and bonds issued by portfolio companies at the time of investment, and periodically thereafter. However, the Fund may continue to hold securities of companies that no longer meet its social screening criteria if the Adviser believes that the company is attempting to address its problems, or to allow the Adviser adequate time to sell the security in a commercially reasonable manner at an attractive price. The Fund’s investments in cash equivalents, derivative transactions, short sales and commodity-related investments are not screened for compliance with the socially and environmentally responsible investment guidelines as described in this Prospectus.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value, and the Adviser’s value-oriented approach may fail to produce the intended results.

• Excluded Securities Risk. The universe of acceptable investments for the Fund is limited as compared to other funds due to the Fund’s social and environmental screening.

• Non-Diversification Risk. As a non-diversified fund, the Fund’s portfolio may at times focus on a limited number of companies. The poor performance of an individual security in the Fund’s portfolio will have a greater negative impact on the Fund’s performance than if the Fund’s assets were diversified among a larger number of portfolio securities.

• Small and Mid-Cap Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

• Foreign Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign company. In addition, the value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country.

• Real Estate Risks. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

• Investment Company Securities Risks. When the Fund invests in other investment companies, including open and closed end funds and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

Ø Closed - End Funds. The amount of public information available about closed-end funds generally is less than for open end mutual funds. Consequently, the Adviser may make investment decisions based on information that is incomplete or inaccurate. Closed-end funds are not redeemable at the holder’s option and trade primarily on the secondary market. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels and other factors beyond the control of a closed-end fund, which may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. Selling pressures will cause the closed-end fund’s price to fall and its discount to widen suddenly, causing a sharp decline in the value of the closed-end fund. Overall stock market risks may affect the value of closed end funds.

• Commodity Risk. To the extent that the Fund invests in commodities-related securities, including ETFs that invest in commodities, it will be subject to additional risks. The value of funds that invest in commodities such as gold or silver is highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on many factors. Commodity funds may use derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

• Business Trust Risks. Investments in REITS and other business trusts are subject to various risks related to the underlying operating companies controlled by such partnerships or trusts, including dependence upon specialized management skills and the risk that such management may lack, or have limited, operating histories.

• Derivatives Risk. Options and futures in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Fund. Derivatives normally have economic leverage inherent in their terms. As a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; and certain gains or losses will be amplified, increasing the volatility of the share price of the Fund.

• Fixed Income Securities Risks. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income producing instruments decreases to adjust to price the market yields. Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities. It is possible that an issuer of a security will become unable to meet its obligations. This risk is greater for securities that are rated below investment grade or that are unrated.

• Government Securities Risk. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

Performance Information
The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Investor Class shares. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. As of December 31, 2010 , Institutional Class shares had not been issued. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Investor Class Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 26.80% Worst Quarter: 4th Quarter, 2008, -14.42%
Average Annual Total Returns (Appleseed Fund)	Appleseed Fund [Member] 1/30/2010 - 1/28/2011	Appleseed Fund [Member] Investor Class [Member] Return Before Taxes [Member] 1/30/2010 - 1/28/2011		Appleseed Fund [Member] Investor Class [Member] Return After Taxes on Distribution [Member] 1/30/2010 - 1/28/2011		Appleseed Fund [Member] Investor Class [Member] Return After Taxes on Distributions and Sale of Fund Shares [Member] 1/30/2010 - 1/28/2011		S&P 500 Index [Member] Investor Class [Member] 1/30/2010 - 1/28/2011
Average Annual Total Returns
Caption	Average Annual Total Returns (for the periods ended December 31, 2010)
Column		The Fund – Investor Class		The Fund – Investor Class		The Fund – Investor Class		The Fund – Investor Class
Label		Return Before Taxes		Return After Taxes on Distributions		Return After Taxes on Distributions and Sale of Fund Shares		S&P 500 Index
1 Year		4.92%		4.45%		3.38%		15.09%
Since Inception		7.73%	[1]	7.29%	[1]	6.41%	[1]	(0.59%)	[1]
Inception Date		Dec 8, 2006		Dec 8, 2006		Dec 8, 2006		Dec 8, 2006
[1]	As of the date of this prospectus, Institutional Class shares had not yet commenced operations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 470-1029 or data current to the most recent quarter end may be accessed on the Fund’s website at www.appleseedfund.com.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
FCI EQUITY FUND [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCIEX
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION - FCI EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the FCI Equity Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund	ust1199046_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed within 60 days (for FCI Equity Fund, FCI Bond Fund), 90 days (for Appleseed Fund) of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.02%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower , based on these assumptions, your costs would be:

1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	503
5 years	rr_ExpenseExampleYear05	928
10 years	rr_ExpenseExampleYear10	2,111
Portfolio Turnover	ust1199046_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 206.29 % of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	206.29%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Using a proprietary security selection process employed by Financial Counselors, Inc., the Fund’s investment advisor (the “Advisor”), the Fund invests primarily in a diversified portfolio of equity securities that the Advisor believes have the potential for capital appreciation. The Fund invests in companies that the Advisor determines to be the most attractive within their respective industries and whose earnings are expected to grow at an above-average rate relative to the market.

The Advisor uses a mix of “bottom-up” and “top-down” management styles when selecting investments for the Fund’s portfolio. Relying on a team of portfolio managers and equity analysts, the Advisor uses both styles synergistically to identify investment opportunities for the Fund.

Using a bottom-up approach, the Advisor employs a proprietary, research-driven analytical process for selecting investments for the Fund. The Advisor begins with a global universe of over 14,000 equity securities and currently reduces it to 1,400 securities of large- and mid-cap U.S. or foreign companies with market capitalizations generally in excess of  $2 billion. Although the Fund intends to invest in stocks of mid- and large capitalization companies, attractive stocks of smaller companies with market capitalizations below  $2 billion also may be included in the Fund’s portfolio. These securities are further screened by the Advisor for positive financial characteristics and liquidity. Based on the Advisor’s screening process, the Advisor identifies securities that it believes have positive fundamental momentum and return opportunity. The Advisor then researches individual companies using quantitative fundamental investment analytics to evaluate a company’s growth potential. These securities are further screened by the Advisor for certain quantitative factors, including:

o Positive operating earnings;

o Above average earnings growth relative to the company’s economic sector;

o Above average sales growth relative to the company’s economic sector;

o Above average return on equity relative to the company’s economic sector;

o Price to earnings ratio (“P/E”) relative to growth rate; and

o Current P/E relative to historic P/E range.

In evaluating individual companies, the Advisor also looks for certain qualitative factors that it believes indicate strong growth potential, such as industry growth, industry leadership, competitive position, innovative and adaptive management, entrepreneurial culture, strategic partnerships, globalization strategy, niche market and new products.

Using a top-down approach, the Advisor evaluates the current economic environment, monetary and fiscal policies, secular, economic, social and demographic trends and several technical factors to identify certain market segments, sectors or industries that the Advisor believes have the potential to outperform the market as a whole. Based on this analysis, the Advisor establishes a recommended weighting for each of the Standard and Poor’s economic sectors of the market. The Advisor may adjust sector weightings in response to changing market conditions and economic factors, and may over-weight or under-weight particular sectors at any given time.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may meet this objective by directly investing in equity securities, or by investing in other investment companies, including exchange-traded funds (“ETFs”), that invest primarily in equity securities. Equity securities in which the Fund may invest primarily include common stocks, securities convertible into common stocks and securities having common stock characteristics, derivative instruments, limited to those with a value based on equity securities (such as rights, warrants or options to purchase common stocks, preferred stocks, depositary receipts and equity-related swaps), as well as shares of other investment companies and ETFs that invest primarily in equity securities. The Fund may invest up to 25% of its assets in foreign companies operating in developed or undeveloped countries by investing in ETFs that invest primarily in equity securities of foreign companies, or by investing in American Depositary Receipts (“ADRs”) traded on U.S. stock exchanges.

The Fund may invest in certain derivative investments, such as options and futures contracts, but generally intends to do so for hedging purposes only. The Fund may write covered call options, in which the Fund holds a long position in a security combined with a short position in a call option on the same underlying security.

If the Advisor believes that investment opportunities that meet the Fund’s investment criteria are not currently available, the Fund may invest up to 100% of its assets in money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. To the extent the Fund makes these investments, the Fund might not achieve its investment objective.

Although achieving current income is not an investment objective of the Fund, the Fund’s equity investments may generate some dividend income, as many of the larger companies in which the Fund invests pay dividends. Such dividends may generate taxable income for investors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may meet this objective by directly investing in equity securities, or by investing in other investment companies, including exchange-traded funds (“ETFs”), that invest primarily in equity securities. Equity securities in which the Fund may invest primarily include common stocks, securities convertible into common stocks and securities having common stock characteristics, derivative instruments, limited to those with a value based on equity securities (such as rights, warrants or options to purchase common stocks, preferred stocks, depositary receipts and equity-related swaps), as well as shares of other investment companies and ETFs that invest primarily in equity securities. The Fund may invest up to 25% of its assets in foreign companies operating in developed or undeveloped countries by investing in ETFs that invest primarily in equity securities of foreign companies, or by investing in American Depositary Receipts (“ADRs”) traded on U.S. stock exchanges.

The Fund may invest in certain derivative investments, such as options and futures contracts, but generally intends to do so for hedging purposes only. The Fund may write covered call options, in which the Fund holds a long position in a security combined with a short position in a call option on the same underlying security.

If the Advisor believes that investment opportunities that meet the Fund’s investment criteria are not currently available, the Fund may invest up to 100% of its assets in money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. To the extent the Fund makes these investments, the Fund might not achieve its investment objective.

Although achieving current income is not an investment objective of the Fund, the Fund’s equity investments may generate some dividend income, as many of the larger companies in which the Fund invests pay dividends. Such dividends may generate taxable income for investors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

· Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

· Management Risk. The Advisor’s growth-oriented approach may fail to produce the intended results. If the Advisor’s perception of a company’s growth potential is not realized in the expected time frame, the Fund’s overall performance may suffer.

· Industry or Sector Risk. Although the Advisor does not expect to concentrate the Fund’s investments in any particular industry or sector, the Fund may allocate more of the Fund’s investments to particular segments of the market. For example, the Fund, from time to time, may have over-weighted positions in particular sectors such as technology or telecommunications. A particular industry or market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular industry or sector, the Fund is subject to an increased risk that its investments in that particular industry or sector may decline because of changing expectations for the performance of that industry or sector.

· Small/Mid Cap Risk. Stocks of mid- and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid- and/or small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

· Company Specific Risk. Common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time. The value of individual stocks may decrease in response to company financial prospects or changing expectations for the performance of the company. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even extended periods.

· Foreign Risk. Investing in foreign companies (whether directly or through ADRs or ETFs) may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets, which may exhibit greater price volatility and have less liquidity.

· Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

· ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

· Derivatives Risk. When writing put and call options, the Fund is exposed to declines in the value of the underlying asset against which the option was written. To the extent required, the Fund will cover the financial exposure created by writing put and call options either by purchasing or selling offsetting options or futures or designating liquid assets to cover such financial exposure. When purchasing options, the Fund is exposed to the potential loss of the option purchase price. Derivatives may be illiquid and the market for derivatives is largely unregulated. The use of derivatives may not always be a successful strategy and using them could lower the Fund’s return.

· Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Performance	ust1199046_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	FCI Equity Fund Total Return as of December 31st
2006	rr_AnnualReturn2006	7.86%
2007	rr_AnnualReturn2007	16.06%
2008	rr_AnnualReturn2008	(35.23%)
2009	rr_AnnualReturn2009	19.36%
2010	rr_AnnualReturn2010	12.33%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 12.50% Worst Quarter:4th Quarter, 2008, -20.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.95%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010 )
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented below assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented below assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 627-8504.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 627-8504
FCI EQUITY FUND [Member] | Return Before Taxes [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	FCI Equity Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.33%
5 Years	rr_AverageAnnualReturnYear05	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2005
FCI EQUITY FUND [Member] | Return After Taxes on Distribution [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	FCI Equity Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.12%
5 Years	rr_AverageAnnualReturnYear05	1.17%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2005
FCI EQUITY FUND [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	FCI Equity Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.01%
5 Years	rr_AverageAnnualReturnYear05	1.22%
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2005
FCI BOND FUND [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCIZX
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – FCI BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the FCI Bond Fund (the “Fund”) is total return, comprised of both income and capital appreciation.
Fees and Expenses of the Fund	ust1199046_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed within 60 days (for FCI Equity Fund, FCI Bond Fund), 90 days (for Appleseed Fund) of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.82%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be different, based on these assumptions, your costs would be:

1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	296
5 years	rr_ExpenseExampleYear05	526
10 years	rr_ExpenseExampleYear10	1,187
Portfolio Turnover	ust1199046_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.02 % of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.02%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of intermediate-term (typically with maturities between one and 10 years), investment grade fixed income securities. The Fund may, on occasion, purchase long-term bonds. The Fund may also purchase various mortgage-backed and other asset-backed securities. The Fund’s Advisor seeks to add value for Fund investors and to maximize the risk-adjusted returns versus the unmanaged Barclays Capital U.S. Intermediate Government/Credit Bond Index®, by managing the duration of the Fund’s portfolio, and through sector allocation and issue selection.

The Advisor uses a proprietary process that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the Fund’s portfolio in an effort to mitigate risk and maximize total return. The concept of duration is a measure of a security’s price sensitivity to changes in interest rates. Changes in interest rates could result in fluctuation of prices in fixed income securities. For example, if the Advisor’s interest rate forecast is positive, the Fund’s portfolio may be positioned longer in duration than its benchmark index. If the outlook is negative, the Advisor may position the Fund’s portfolio shorter than the benchmark index. In addition to duration management, the Advisor invests in securities of varying maturities depending on market conditions. In general, the Fund maintains an effective weighted average duration and/or maturity of two to five years.

The Advisor evaluates each sector and manages the Fund’s portfolio such that the Fund’s investments may be over- or under-weighted in a particular sector relative to its benchmark index. Sector allocation decisions use many of the same inputs as those analyzed when formulating an interest rate forecast. Generally, the anticipation of narrowing credit spreads suggests a higher allocation to non-Treasury sectors, while widening credit spreads normally dictate a lower allocation.

The Advisor uses a proprietary process that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the Fund’s portfolio in an effort to mitigate risk and maximize total return. In addition to duration management, the Advisor invests in securities of varying maturities depending on market conditions. In general, the Fund maintains an effective weighted average duration and/or maturity of two to five years.

The Fund will only invest in fixed income securities that, at the time of purchase, are rated investment grade (BBB- or higher, or for Moody’s, Baa or higher) by at least one nationally recognized statistical rating organization such as Moody’s Investor Service, Inc., Standard and Poor’s Rating Group or Fitch Ratings.

Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities, including foreign fixed income securities from developed countries. The Fund may meet this objective by directly investing in fixed income securities, or by investing in other investment companies (including ETFs) that invest primarily in fixed income securities. Fixed income securities in which the Fund typically invests include securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage and other asset-backed securities; and money market instruments. All fixed income securities will be denominated in U.S. dollars.

The Fund may utilize derivative securities and/or contracts to gain or reduce exposure to certain sectors, industries, and specific credits. These derivatives may be used for hedging and non-hedging purposes and may be structured as swaps, options or notes. These derivatives may involve risks similar to those generally associated with swaps and other derivatives, but also involve investment risks similar to those associated with the direct investments in a component of the underlying financial instrument or index to the extent that the returns payable to the Fund from a derivative will be linked to the investment returns of such component.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities, including foreign fixed income securities from developed countries. The Fund may meet this objective by directly investing in fixed income securities, or by investing in other investment companies (including ETFs) that invest primarily in fixed income securities. Fixed income securities in which the Fund typically invests include securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage and other asset-backed securities; and money market instruments. All fixed income securities will be denominated in U.S. dollars.

The Fund may utilize derivative securities and/or contracts to gain or reduce exposure to certain sectors, industries, and specific credits. These derivatives may be used for hedging and non-hedging purposes and may be structured as swaps, options or notes. These derivatives may involve risks similar to those generally associated with swaps and other derivatives, but also involve investment risks similar to those associated with the direct investments in a component of the underlying financial instrument or index to the extent that the returns payable to the Fund from a derivative will be linked to the investment returns of such component.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund . Below are some of the specific risks of investing in the Fund.

· Management Risk. The strategy used by the Advisor may fail to produce the intended results.

· Fixed Income Securities Risks.

Ø Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund’s net asset value, can be expected to vary inversely with changes in interest rates. Debt securities with longer maturities are subject to potentially greater price fluctuation than obligations with shorter maturities. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in the Fund’s net asset value.

Ø Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Ø Credit Risk. The issuer of the fixed income security may not be able to make interest and principal payments when due, and the issuer may not be able to make dividend payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Ø Prepayment and Extension Risk. As interest rates decline, the issuers of fixed income securities may prepay principal earlier than scheduled, forcing the Fund (or an underlying fund) to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks when the Fund invests in mortgage-backed securities.

Ø Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of any U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

· Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities include pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Mortgage-backed securities ("MBS") may also posses credit risk. Because the assets providing cash flows to a mortgage-backed security are comprised of home mortgage loans, the holders of MBS are subject to default and delinquency risks. If mortgage borrowers are delinquent or default on their payments, the holders of MBS may not realize full repayment of their investment or may experience delays in the repayment of their investment. The credit risk of mortgage-backed securities depends, in part, on the likelihood of the borrower paying the promised cash flows of principal and interest on time. The credit risk of a specific MBS may be influenced by a variety of factors including: (i) the mortgage borrower's lessened ability to repay in light of changed circumstances such as a job loss; (ii) the borrower's ability to make higher mortgage payments which may result from floating-rate interest resets; (iii) declines in the value of the property which serves as collateral for the mortgage loan; (iv) seniority or priority of the specific MBS relative to other claims on the cash flow from the pool of mortgage loans.

· Prepayment Risk. Certain types of asset-backed securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

· Foreign Risk. Investing in foreign companies (whether directly or through ADRs or ETFs) may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets, which may exhibit greater price volatility and have less liquidity.

· Derivatives Risk. The Fund is subject to credit risk on the amount it expects to receive from counterparties in privately negotiated derivatives contracts. For example, if a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Additionally, if a derivative instrument is used for hedging purposes, there is a risk that the correlation between the derivative and the investment being hedged will not be assessed correctly which could lead to the Fund being exposed to more risk. Derivatives may be illiquid and the market for derivatives is largely unregulated. The use of derivatives may not always be a successful strategy and using them could lower the Fund’s return.

· Investment Company Securities Risk. When the Fund invests in other investment companies (including ETFs, mutual funds or money market funds) your cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in fixed income securities. You will indirectly bear any fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. Therefore, the Fund could incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests. At times, underlying funds in which the Fund invests may limit the Fund’s ability to redeem out of the investment and, as a result, such investments may be deemed illiquid.

· ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following additional risks: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund .
Performance	ust1199046_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is no guarantee of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is no guarantee of how it will perform in the future.
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	FCI Bond Fund Total Return as of December 31st
2006	rr_AnnualReturn2006	3.34%
2007	rr_AnnualReturn2007	6.44%
2008	rr_AnnualReturn2008	2.97%
2009	rr_AnnualReturn2009	8.42%
2010	rr_AnnualReturn2010	6.08%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 4th Quarter, 2008, 5.38% Worst Quarter: 3rd Quarter, 2008, -3.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.26%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS(for the periods ended December 31, 2010 )
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented below assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented below assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 627-8504.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 627-8504
FCI BOND FUND [Member] | Return Before Taxes [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	FCI Bond Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.08%
5 Years	rr_AverageAnnualReturnYear05	5.43%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2005
FCI BOND FUND [Member] | Return After Taxes on Distribution [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	FCI Bond Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.19%
5 Years	rr_AverageAnnualReturnYear05	3.89%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2005
FCI BOND FUND [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	FCI Bond Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.19%
5 Years	rr_AverageAnnualReturnYear05	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2005
Appleseed Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Appleseed Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund	ust1199046_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Adviser's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be different, based on these assumptions, your costs would be:
Portfolio Turnover	ust1199046_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61.48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.48%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Fund's Adviser. When selecting common stocks for investment by the Fund, the Adviser focuses on company valuation, looking for significant discrepancies between its own appraisal of the intrinsic value of a prospective investment and the market price of the investment. When determining a company's intrinsic value, the Adviser looks closely at the fundamentals of the underlying business. In an effort to limit downside risk and maximize upside potential, the Adviser typically seeks companies that it believes have strong competitive positions, solid financials, and capable, shareholder-friendly management teams.

The Fund seeks to invest in companies that balance generating profits with an awareness of their impact on the environment and society in general. The Adviser believes that socially responsible companies present less business risk for investors and create opportunities to contribute to a more sustainable society. The Fund will not invest in companies that derive substantial revenues from the tobacco, alcohol, pornography, gambling or weapons industries as determined by the Adviser. The Fund will also consider a company’s performance with respect to environmental responsibility, labor standards, and human rights. The Fund expects to make significant investments in the best ideas, which means that the Fund may invest in a limited number of portfolio companies.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights, warrants and convertible securities), other investment companies that invest primarily in equity securities, commodities, and commodity-related investments, including open and closed end funds, exchange-traded funds ("ETFs,"), business trusts (including equity real estate investment trusts ("REITs"), and income trusts) and publicly traded partnerships that invest in real estate or underlying businesses. The Fund may purchase foreign stocks directly or through American Depository Receipts ("ADRs"). The Fund may invest in common stocks of all sizes. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer compared with diversified funds.

The Fund may invest in commodities-related investments for any purpose consistent with its investment objective, or as an attempt to offset the effects of inflation.

The Fund may also invest a portion of its assets in corporate bonds, preferred stock, U.S. Government and agency securities, money market mutual funds, certificates of deposit, and other cash equivalents. The Fund may also engage in options and futures transactions, which are sometimes referred to as derivative transactions. The derivative securities that the Fund may purchase or sell (write) include put or call options. The Fund also may purchase or sell (write) index futures contracts or options on index futures contracts on a temporary basis in lieu of investing in equity securities.

The Fund’s social and environmental screening criteria generally apply to investments in stocks and bonds issued by portfolio companies at the time of investment, and periodically thereafter. However, the Fund may continue to hold securities of companies that no longer meet its social screening criteria if the Adviser believes that the company is attempting to address its problems, or to allow the Adviser adequate time to sell the security in a commercially reasonable manner at an attractive price. The Fund’s investments in cash equivalents, derivative transactions, short sales and commodity-related investments are not screened for compliance with the socially and environmentally responsible investment guidelines as described in this Prospectus.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Fund's Adviser. When selecting common stocks for investment by the Fund, the Adviser focuses on company valuation, looking for significant discrepancies between its own appraisal of the intrinsic value of a prospective investment and the market price of the investment. When determining a company's intrinsic value, the Adviser looks closely at the fundamentals of the underlying business. In an effort to limit downside risk and maximize upside potential, the Adviser typically seeks companies that it believes have strong competitive positions, solid financials, and capable, shareholder-friendly management teams.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value, and the Adviser’s value-oriented approach may fail to produce the intended results.

• Excluded Securities Risk. The universe of acceptable investments for the Fund is limited as compared to other funds due to the Fund’s social and environmental screening.

• Non-Diversification Risk. As a non-diversified fund, the Fund’s portfolio may at times focus on a limited number of companies. The poor performance of an individual security in the Fund’s portfolio will have a greater negative impact on the Fund’s performance than if the Fund’s assets were diversified among a larger number of portfolio securities.

• Small and Mid-Cap Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

• Foreign Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign company. In addition, the value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country.

• Real Estate Risks. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

• Investment Company Securities Risks. When the Fund invests in other investment companies, including open and closed end funds and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

Ø Closed - End Funds. The amount of public information available about closed-end funds generally is less than for open end mutual funds. Consequently, the Adviser may make investment decisions based on information that is incomplete or inaccurate. Closed-end funds are not redeemable at the holder’s option and trade primarily on the secondary market. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels and other factors beyond the control of a closed-end fund, which may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. Selling pressures will cause the closed-end fund’s price to fall and its discount to widen suddenly, causing a sharp decline in the value of the closed-end fund. Overall stock market risks may affect the value of closed end funds.

• Commodity Risk. To the extent that the Fund invests in commodities-related securities, including ETFs that invest in commodities, it will be subject to additional risks. The value of funds that invest in commodities such as gold or silver is highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on many factors. Commodity funds may use derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

• Business Trust Risks. Investments in REITS and other business trusts are subject to various risks related to the underlying operating companies controlled by such partnerships or trusts, including dependence upon specialized management skills and the risk that such management may lack, or have limited, operating histories.

• Derivatives Risk. Options and futures in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Fund. Derivatives normally have economic leverage inherent in their terms. As a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; and certain gains or losses will be amplified, increasing the volatility of the share price of the Fund.

• Fixed Income Securities Risks. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income producing instruments decreases to adjust to price the market yields. Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities. It is possible that an issuer of a security will become unable to meet its obligations. This risk is greater for securities that are rated below investment grade or that are unrated.

• Government Securities Risk. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk. As a non-diversified fund, the Fund’s portfolio may at times focus on a limited number of companies. The poor performance of an individual security in the Fund’s portfolio will have a greater negative impact on the Fund’s performance than if the Fund’s assets were diversified among a larger number of portfolio securities.
Performance	ust1199046_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Investor Class shares. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. As of December 31, 2010 , Institutional Class shares had not been issued. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Investor Class shares. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. As of December 31, 2010, Institutional Class shares had not been issued.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 26.80% Worst Quarter: 4th Quarter, 2008, -14.42%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 470-1029 or data current to the most recent quarter end may be accessed on the Fund’s website at www.appleseedfund.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 470-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.appleseedfund.com
Appleseed Fund [Member] | Investor Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APPLX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Investor Class
Redemption Fee (as a percentage of the amount redeemed within 60 days (for FCI Equity Fund, FCI Bond Fund), 90 days (for Appleseed Fund) of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.31%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class
1 year	rr_ExpenseExampleYear01	133
3 years	rr_ExpenseExampleYear03	485
5 years	rr_ExpenseExampleYear05	861
10 years	rr_ExpenseExampleYear10	1,916
Annual Total Return	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	(2.02%)
2008	rr_AnnualReturn2008	(18.05%)
2009	rr_AnnualReturn2009	59.98%
2010	rr_AnnualReturn2010	4.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.42%)
Appleseed Fund [Member] | Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APPIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Redemption Fee (as a percentage of the amount redeemed within 60 days (for FCI Equity Fund, FCI Bond Fund), 90 days (for Appleseed Fund) of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.06%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	408
5 years	rr_ExpenseExampleYear05	729
10 years	rr_ExpenseExampleYear10	1,640
Appleseed Fund [Member] | Investor Class [Member] | Return Before Taxes [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund – Investor Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.73%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2006
Appleseed Fund [Member] | Investor Class [Member] | Return After Taxes on Distribution [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund – Investor Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2006
Appleseed Fund [Member] | Investor Class [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund – Investor Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2006
S&P 500 Index [Member] | Investor Class [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund – Investor Class
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.59%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2006
S&P 500 Index [Member] | Inception period since 10/05/2005 [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	FCI Equity Fund
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	15.09%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2005
Barclays Capital U.S. Intermediate Government/Credit Bond Index [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	FCI Bond Fund
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Intermediate Government/Credit Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses and taxes
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2005

[1]	Effective February 1, 2011, the Fund' s Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses , excluding: brokerage fees and commissions; borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold short); taxes; any 12b-1 fees; any indirect expenses such as expenses incurred by other investment companies in which the Fund invest; and extraordinary litigation expenses do not exceed 1.00% of the Fund' s average daily net assets through January 31, 2012 . This expense cap may not be terminated prior to this date except by the Board of Trustees.
[2]	Effective February 1, 2011, the Fund's Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses , excluding: brokerage fees and commissions; borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold short); taxes; any 12b-1 fees; any indirect expenses such as expenses incurred by other investment companies in which the Fund invest; and extraordinary litigation expenses do not exceed 0.80% of the Fund's average daily net assets through January 31, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.
[3]	"Other Expenses" has been restated to include fees paid pursuant to an Administrative Services Plan adopted by the Fund with respect to the Investor Class.
[4]	Effective January 28, 2011, the Fund's Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for each class (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Investor Class only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as expenses incurred by other investment companies in which the Fund may invest; any 12b-1 fees, and extraordinary expenses) do not exceed 0.99% of each Class' average daily net assets through February 29, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.
[5]	Estimated for the first year of operations.
[6]	As of the date of this prospectus, Institutional Class shares had not yet commenced operations.